Basis of Preparation and Presentation	9 Months Ended
Sep. 30, 2018
Basis Of Preparation And Presentation [Abstract]
Basis of Preparation and Presentation
2.	BASIS OF PREPARATION AND PRESENTATION

These condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of interim financial statements, including International Accounting Standard (“IAS”) 34, Interim Financial Reporting. The condensed consolidated interim financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2017, which have been prepared in accordance with IFRS as issued by the IASB.

These condensed consolidated interim financial statements are expressed in US dollars, the Company’s presentation currency, and have been prepared on a historical cost basis. The Company has used the same accounting policies and methods of computation as in the annual consolidated financial statements for the year ended December 31, 2017, except as for the changes disclosed in note 3.

As authorized by its shareholders, the Company implemented a consolidation of its outstanding common shares effective from November 8, 2017 on the basis of one new common share for every five outstanding common shares. The share consolidation affected all issued and outstanding common shares, stock options, restricted share units and deferred share units. All information relating to basic and diluted earnings per share, issued and outstanding common shares, stock options, restricted share units, deferred share units and per share amounts in these consolidated financial statements have been adjusted retrospectively to reflect the share consolidation.